Collaboration and License Agreement (FY) (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 06, 2026	Jun. 30, 2024	Apr. 30, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Collaboration revenue				$ 21,000	$ 0	$ 21,000	$ 0	$ 0	$ 1,885
Revenue recognized that was included in prior period deferred revenue									1,300
Collaborative Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Development and regulatory milestone payments		$ 515,000						515,000
Sales-based milestones (up to)								740,000
Transaction price			$ 32,300
Non-refundable upfront cash payment received			15,000
Estimated future reimbursable costs			$ 17,300
Collaboration revenue	$ 21,000							$ 0	$ 0
Sales-based milestone payments		$ 740,000		$ 21,000		$ 21,000
Contingent consideration	$ 2,000
Non-compete covenant period	18 months
Expected contingent payment	$ 0